JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
November 3, 2025
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File Nos. 333-103022 and 811-21295
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses of the Funds listed in Appendix A do not differ from the prospectuses contained in the Post-Effective Amendment No. 690 (Amendment No. 691 under the Investment Company Act of 1940, as amended) filed electronically on October 22, 2025.
Please contact the undersigned at (212) 270-6803 or zach.vonnegut-gabovitch@jpmchase.com if you have any questions.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch
Zachary E. Vonnegut-Gabovitch
Assistant Secretary

Appendix A
JPMorgan U.S. Equity Funds
Class A, Class C, Class I, Class L Shares Prospectus

JPMorgan Mid Cap Equity Fund
JPMorgan Small Cap Blend Fund
JPMorgan Small Cap Equity Fund
JPMorgan U.S. Small Company Fund
JPMorgan Value Advantage Fund
Class R2, Class R3, Class R4, Class R5 Shares Prospectus
JPMorgan Small Cap Blend Fund